Fair Value Measurements (Carrying Amounts And Fair Values Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value Measurements [Abstract]
Restricted cash, Book value	$ 279,843	$ 237,325
Derivative assets, Book value	9,993	21,050
Cash and cash equivalents, Book value	520,401	411,081	[1]	404,450	[1],[2]	182,617	[2]
Assets, Book value	888,400	674,656
Debt, Book value	5,803,499	6,111,165
Derivative liabilities, Book value	14,677	27,159
Liabilities, Book value	5,818,176	6,138,324
Restricted cash, Fair value	279,843	237,325
Derivative assets, Fair value	9,993	21,050
Cash and cash equivalents, Fair value	520,401	411,081
Assets, Fair value	888,400	674,656
Debt, Fair value	5,756,519	5,710,399
Derivative liabilities, Fair value	14,677	27,159
Liabilities, Fair value	$ 5,771,196	$ 5,737,558

[1]	Reclassifications of $0.6 million and $0.7 million relating to capitalized interest on pre-delivery payments have been made from net cash provided from operating activities to net cash used in investing activities for the years ended December 31, 2010 and 2011, respectively, to reflect the current year presentation.
[2]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).